STOCKHOLDERS’ EQUITY - Schedule of Warrants Outstanding to Purchase Common Stock (Details)	Dec. 31, 2024 $ / shares shares
Warrants Expiring In August 2025
Class of Stock [Line Items]
Number of Shares (in shares) | shares	210
Exercise Price per Share (in usd per share) | $ / shares	$ 243.10
Warrants Expiring In February 2026
Class of Stock [Line Items]
Number of Shares (in shares) | shares	9
Exercise Price per Share (in usd per share) | $ / shares	$ 464,100
Warrants Expiring In March 2026
Class of Stock [Line Items]
Number of Shares (in shares) | shares	128,577
Exercise Price per Share (in usd per share) | $ / shares	$ 31.11
Warrants Expiring In April 2026
Class of Stock [Line Items]
Number of Shares (in shares) | shares	44,839
Exercise Price per Share (in usd per share) | $ / shares	$ 17.00
Warrants Expiring In May 2027
Class of Stock [Line Items]
Number of Shares (in shares) | shares	16
Exercise Price per Share (in usd per share) | $ / shares	$ 43,548.05
Warrants Expiring In July 2027
Class of Stock [Line Items]
Number of Shares (in shares) | shares	1
Exercise Price per Share (in usd per share) | $ / shares	$ 0.01
Warrants Expiring In April 2028
Class of Stock [Line Items]
Number of Shares (in shares) | shares	3
Exercise Price per Share (in usd per share) | $ / shares	$ 94,970.33
Warrants Expiring In February 2029
Class of Stock [Line Items]
Number of Shares (in shares) | shares	210
Exercise Price per Share (in usd per share) | $ / shares	$ 243.10
Warrants Expiring In June 2029
Class of Stock [Line Items]
Number of Shares (in shares) | shares	9,002
Exercise Price per Share (in usd per share) | $ / shares	$ 38.8875
Warrants Expiring In September 2029
Class of Stock [Line Items]
Number of Shares (in shares) | shares	128,577
Exercise Price per Share (in usd per share) | $ / shares	$ 31.11
Warrants Expiring In October 2029, One
Class of Stock [Line Items]
Number of Shares (in shares) | shares	44,839
Exercise Price per Share (in usd per share) | $ / shares	$ 17.00
Warrants Expiring In October 2029, Two
Class of Stock [Line Items]
Number of Shares (in shares) | shares	3,140
Exercise Price per Share (in usd per share) | $ / shares	$ 21.25